Other accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accrued expenses	$ 3,797	$ 1,566
Employee benefits	5,862	4,184
Government authorities	266	242
Advances from customers	4,097	693
Other payables	94	260
Other accounts payable and accrued expenses	$ 14,116	$ 6,945